Operating Expenses Before Credit Impairment Charges, Provisions and Charges - Additional Information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) employee	Dec. 31, 2022 GBP (£) employee	Dec. 31, 2021 GBP (£) employee
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
Average number of full-time equivalent staff | employee	19,546	18,123	19,704
Expense relating to short-term leases	£ 19	£ 21	£ 23
Right-of-use assets
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
Depreciation for lease assets	30	19	19
Operating lease assets	90	112	117
Branch and head office site closures
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
Impairment during the period	25	10	88
Operating lease assets
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
Depreciation, property, plant and equipment	64	73	81
Property, plant and equipment	£ 488	£ 577	£ 595